UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.) :  [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:


    /s/ Rodric E. Cummins                  Dallas, TX            9-18-09
----------------------------------    ----------------------   ------------
         [Signature]                      [City, State]           [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   FORM 13F
   FILE NUMBER    NAME
   28-10120       AQR Capital Management, LLC
   28-03570       AXA (on behalf of Alliance Capital Management, L.P.)
   28-05508       Aronson + Johnson + Ortiz, LP
   28-1006        Barrow, Hanley, Mewhinney & Strauss, Inc.
   28-12019       BlackRock, Inc. (on behalf of BlackRock Financial Management)
   28-12019       BlackRock, Inc. (on behalf of BlackRock Institutional)
   28-10449       Columbus Circle Investors
   28-10957       Genesis Asset Managers, LLP
   28-04981       Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                  Management L.P.)
   28-10469       Lazard Asset Management LLC
   28-398         Loomis, Sayles & Company, L.P.
   28-413         Lord, Abbett & Co LLC
   28-06748       Marsico Capital Management, LLC
   28-04968       Massachusetts Financial Services Co (MFS Institutional
                  Advisors, Inc.)
   28-03719       McKinley Capital Management, Inc.
   28-11450       Mondrian Investment Partners LTD
   28-290         Northern Trust Corporation (on behalf of Northern Trust
                  Investments, N.A.)
   28-2701        Allianz Global Investors of America L.P. (on behalf of PIMCO)
   28-04643       Payden & Rygel
   28-10372       Philadelphia International Advisors, LP
   28-05014       Rainier Investment Management Inc.
   28-04760       RREEF America LLC
   28-05734       Sands Capital Management, LLC
   28-11092       TimesSquare Capital Management, LLC
   28-02494       The TCW Group, Inc. (on behalf of TCW Investment Management
                  Company)
   28-02682       UBS Global Asset Management (Americas) Inc.
   28-1700        Legg Mason, Inc. (on behalf of Western Asset Management Co.)
   28-1700        Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        3

Form 13F Information Table Value Total:      20,522
                                           (thousands)

List of Other Included Managers:              NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                Form 13F Information Table
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  Column 1        Column 2          Column 3    Column 4   Column 5        Column 6      Column 7             Column 8
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NAME OF ISSUER      CLASS            CUSIP        VALUE     SH/PRN        INVESTMENT      OTHER           VOTING AUTHORITY
                                                            AMOUNT        DISCRETION     MANAGERS        SOLE   SHARED   NONE
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ISHARES TR     BARCLAYS TIPS BD    464287176      7,167    69,750 SH        SOLE            0           69,750
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ISHARES TR     BARCLAYS TIPS BD    464287176     12,406   120,744 SH        SOLE            0          120,744
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ISHARES TR     RUSL 2000 GROW      464287648        949    20,650 SH        SOLE            0           20,650
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